Payables and Other Non-current Liabilities - Non-Current Debt For Spectrum Acquisistion (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Payables [Line Items]
Payables for spectrum acquisition	€ 1,293	€ 1,361
Telefónica Spain
Trade And Other Payables [Line Items]
Payables for spectrum acquisition	74	79
Colombia Telecomunicaciones, S.A., ESP
Trade And Other Payables [Line Items]
Payables for spectrum acquisition	85	0
Telefónica Brazil
Trade And Other Payables [Line Items]
Payables for spectrum acquisition	243	292
Telefónica Germany
Trade And Other Payables [Line Items]
Payables for spectrum acquisition	€ 891	€ 990